17. Investments (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
ASSETS	R$ 35,930,100	R$ 33,162,377
Current assets	6,677,846	5,701,834
Noncurrent assets	29,252,254	27,460,543
LIABILITIES		33,162,377
Current liabilities	6,695,114	6,109,914
Noncurrent liabilities	12,898,772	11,541,960
Equity	16,336,214	15,510,503	R$ 14,978,142	R$ 14,480,492
STATEMENT OF INCOME
Net operating revenues	14,934,780	14,024,573	13,101,753
Operating costs and expenses	11,501,688	10,665,890	10,234,115
Financial income (expense)	438,050	(748,440)
Income tax and social contribution	511,993	274,686	519,690
Net income	1,444,004	1,118,255	874,472
Total comprehensive income	1,405,644	1,086,917	817,271
Dona Francisca
Disclosure of associates [line items]
ASSETS	134,141	138,079	151,563
Current assets	12,493	10,304	19,311
Noncurrent assets	121,648	127,775	132,252
LIABILITIES	134,141	138,079	151,563
Current liabilities	4,231	4,144	5,306
Noncurrent liabilities	3,361	4,443	3,982
Equity	126,549	129,492	142,275
STATEMENT OF INCOME
Net operating revenues	70,716	70,716	70,208
Operating costs and expenses	(25,268)	(30,379)	(34,074)
Financial income (expense)	366	835	1,453
Income tax and social contribution	(2,446)	(2,632)	(3,275)
Net income	43,368	38,540	34,312
Other comprehensive income	0	0	0
Total comprehensive income	R$ 43,368	R$ 38,540	R$ 34,312
Investment interest - %	23.0303%	23.0303%	23.0303%
Investment book value	R$ 29,144	R$ 29,821	R$ 32,766
Foz do Chopim
Disclosure of associates [line items]
ASSETS	106,736	61,163	48,937
Current assets	73,786	21,553	11,043
Noncurrent assets	32,950	39,610	37,894
LIABILITIES	106,736	61,163	48,937
Current liabilities	57,603	1,808	2,336
Noncurrent liabilities	26,133	22,776	7,553
Equity	23,000	36,579	39,048
STATEMENT OF INCOME
Net operating revenues	46,479	40,441	40,762
Operating costs and expenses	(2,020)	(21,124)	(10,130)
Financial income (expense)	(638)	809	795
Income tax and social contribution	(6,880)	(1,547)	(1,580)
Net income	36,941	18,579	29,847
Other comprehensive income	0	0	0
Total comprehensive income	R$ 36,941	R$ 18,579	R$ 29,847
Investment interest - %	35.77%	35.77%	35.77%
Investment book value	R$ 8,227	R$ 13,084	R$ 13,967